ABS-EE

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-206582-10

Central Index Key Number of Issuing entity: 0001705163

Morgan Stanley Capital I Trust 2017-H1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-206582

Central Index Key Number of depositor: 0001547361

Morgan Stanley Capital I Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000312070

Barclays Bank PLC

(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001624053

Argentic Real Estate Finance LLC

(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541557

Morgan Stanley Mortgage Capital Holdings LLC

(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001682532

Starwood Mortgage Funding III LLC

(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001701238

Citi Real Estate Funding Inc.

(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541001

Citigroup Global Markets Realty Corp.

(Exact name of Sponsor as specified in its charter)

Jane Iam (212) 761-4000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Morgan Stanley Capital I Inc. (Depositor)

/s/ George Kok George Kok, President Dated : June 22, 2018

EXHIBIT INDEX Exhibit Number EX 102 EX 103	Description Asset Data File Asset Related Document